Federated Hermes Short Duration Corporate ETF
Portfolio of Investments
January 31, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—90.0%
	Basic Industry - Metals & Mining—2.0%
$ 73,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	$ 71,202
40,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.371%, 4/4/2029	40,439
40,000	Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 4/23/2025	39,863
40,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.000%, 12/15/2026	40,008
	TOTAL	191,512
	Basic Industry - Paper—0.9%
81,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 144A, 5.200%, 1/15/2030	81,478
	Capital Goods - Aerospace & Defense—3.7%
150,000	Boeing Co., Sr. Unsecd. Note, 6.298%, 5/1/2029	156,042
65,000	HEICO Corp., Sr. Unsecd. Note, 5.250%, 8/1/2028	65,844
48,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	46,028
74,000	RTX Corp., Sr. Unsecd. Note, 5.750%, 11/8/2026	75,318
	TOTAL	343,232
	Capital Goods - Construction Machinery—1.0%
49,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	46,473
49,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	47,282
	TOTAL	93,755
	Capital Goods - Diversified Manufacturing—1.4%
81,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	81,763
49,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	47,105
	TOTAL	128,868
	Communications - Cable & Satellite—1.3%
26,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.100%, 6/1/2029	26,592
94,000	Comcast Corp., Sr. Unsecd. Note, 5.350%, 11/15/2027	95,924
	TOTAL	122,516
	Communications - Media & Entertainment—2.9%
49,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	48,944
32,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 3/18/2025	32,018
74,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	72,519
114,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	114,643
	TOTAL	268,124
	Communications - Telecom Wireless—2.3%
48,000	American Tower Corp., Sr. Unsecd. Note, 5.500%, 3/15/2028	48,809
65,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	64,586
52,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2029	50,418
48,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	48,065
	TOTAL	211,878
	Communications - Telecom Wirelines—1.4%
81,000	AT&T, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2028	79,508
49,000	Rogers Communications, Inc., Sr. Unsecd. Note, 3.200%, 3/15/2027	47,411
	TOTAL	126,919
	Consumer Cyclical - Automotive—3.7%
82,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	77,960
65,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	67,495
65,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 6/24/2029	65,326

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$ 73,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	$ 73,685
65,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.950%, 8/15/2029	63,861
	TOTAL	348,327
	Consumer Cyclical - Retailers—0.9%
81,000	Home Depot, Inc., Sr. Unsecd. Note, 4.750%, 6/25/2029	81,238
	Consumer Cyclical - Services—0.8%
73,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.550%, 12/1/2027	73,431
	Consumer Non-Cyclical - Food/Beverage—2.6%
81,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2029	81,007
40,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	39,027
60,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 6.375%, 7/15/2028	62,745
66,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	64,729
	TOTAL	247,508
	Consumer Non-Cyclical - Health Care—4.6%
49,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	47,451
48,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.693%, 2/13/2028	47,931
73,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	71,279
148,000	GE HealthCare Technologies, Inc., Unsecd. Note, 5.650%, 11/15/2027	151,438
30,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	30,165
31,000	Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	31,332
48,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.800%, 11/21/2027	48,325
	TOTAL	427,921
	Consumer Non-Cyclical - Pharmaceuticals—3.3%
66,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/14/2028	65,170
81,000	Amgen, Inc., Sr. Unsecd. Note, 5.150%, 3/2/2028	81,915
33,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	33,227
81,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	80,603
45,000	Zoetis, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2025	45,261
	TOTAL	306,176
	Consumer Non-Cyclical - Tobacco—1.5%
65,000	Altria Group, Inc., Sr. Unsecd. Note, 6.200%, 11/1/2028	67,657
73,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	73,982
	TOTAL	141,639
	Energy - Independent—2.4%
48,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 3.500%, 12/1/2029	44,820
48,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.150%, 1/30/2030	48,166
86,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	85,124
45,000	Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	45,732
	TOTAL	223,842
	Energy - Integrated—0.7%
66,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 5.375%, 7/15/2025	66,034
	Energy - Midstream—4.5%
38,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.042%, 8/15/2028	39,049
98,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 5/1/2027	98,027
70,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	68,125
68,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	67,204
82,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.200%, 7/1/2027	82,717
65,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 8/15/2028	65,760
	TOTAL	420,882

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Refining—0.5%
$ 48,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.800%, 4/1/2028	$ 46,563
	Financial Institution - Banking—22.2%
81,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	83,588
247,000	Bank of America Corp., Sr. Unsecd. Note, 5.819%, 9/15/2029	253,851
48,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.543%, 2/1/2029	47,743
247,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	244,254
30,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	30,523
38,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	38,373
81,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	83,826
56,000	FNB Corp. (PA), 5.722%, 12/11/2030	55,618
15,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	14,998
189,000	Goldman Sachs Group, Inc., 5.950%, 1/15/2027	193,600
206,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.581%, 4/22/2030	210,360
98,000	JPMorgan Chase & Co., Sub. Note, 4.250%, 10/1/2027	97,381
81,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	80,512
236,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	241,577
45,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 6.615%, 10/20/2027	46,385
30,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	30,333
82,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	78,943
82,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	78,010
164,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	166,707
	TOTAL	2,076,582
	Financial Institution - Broker/Asset Mgr/Exchange—0.4%
33,000	Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	33,828
	Financial Institution - Finance Companies—1.6%
65,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	66,693
82,000	NTT Finance Corp., Sr. Unsecd. Note, 144A, 4.372%, 7/27/2027	81,501
	TOTAL	148,194
	Financial Institution - Insurance - Health—2.4%
66,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	63,960
81,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.101%, 3/1/2028	79,471
81,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.250%, 2/15/2028	82,449
	TOTAL	225,880
	Financial Institution - Insurance - Life—1.8%
65,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	62,268
30,000	Lincoln Financial Global Funding, Sec. Fac. Bond, 144A, 5.300%, 1/13/2030	30,289
81,000	Met Life Global Funding I, Sr. Secd. Note, 144A, 4.850%, 1/8/2029	80,995
	TOTAL	173,552
	Financial Institution - Insurance - P&C—2.0%
48,000	American International Group, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2028	47,039
73,000	Aon North America, Inc., Sr. Unsecd. Note, 5.150%, 3/1/2029	73,474
66,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	65,139
	TOTAL	185,652
	Financial Institution - REIT - Apartment—0.4%
40,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	38,864
	Financial Institution - REIT - Healthcare—0.4%
40,000	Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	38,813
	Financial Institution - REIT - Office—1.2%
81,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2026	80,729

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—continued
$ 31,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	$ 30,215
	TOTAL	110,944
	Technology—8.0%
53,000	AppLovin Corp., Sr. Unsecd. Note, 5.125%, 12/1/2029	52,945
68,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	66,452
82,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	78,817
65,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.850%, 2/26/2029	65,505
65,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	66,122
65,000	Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	65,160
65,000	Hewlett Packard Enterprise Co., Sr. Secd. Note, 4.550%, 10/15/2029	64,107
48,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.600%, 4/6/2027	47,841
30,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	29,950
79,000	Micron Technology, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2028	79,960
61,000	Oracle Corp., Sr. Unsecd. Note, 4.500%, 5/6/2028	60,578
31,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	30,377
40,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	38,823
	TOTAL	746,637
	Transportation - Services—1.0%
49,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	46,786
48,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	48,604
	TOTAL	95,390
	Utility - Electric—6.2%
82,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	77,423
28,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.750%, 11/1/2027	28,698
68,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	66,762
66,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	66,526
40,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	39,249
48,000	EverSource Energy, Sr. Unsecd. Note, 4.600%, 7/1/2027	47,771
78,000	Florida Power & Light Co., 5.050%, 4/1/2028	78,846
73,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 4.800%, 3/15/2028	73,214
76,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	76,831
25,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	25,247
	TOTAL	580,567
	TOTAL CORPORATE BONDS (IDENTIFIED COST $8,372,009)	8,406,746
	U.S. TREASURY—1.5%
	U.S. Treasury Notes—1.5%
148,000	United States Treasury Note, 4.000%, 7/31/2029 (IDENTIFIED COST $149,023)	146,072
	INVESTMENT COMPANY—7.7%
716,103	Federated Hermes Government Obligations Fund, Premier Shares, 4.31%[1] (IDENTIFIED COST $716,103)	716,103
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $9,237,135)	9,268,921
	OTHER ASSETS AND LIABILITIES - NET—0.8%[2]	73,422
	TOTAL NET ASSETS—100%	$9,342,343

At January 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
United States Treasury Notes 5-Year Short Futures	1	$106,391	March 2025	$(398)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2025, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 4/30/2024	$550,366	$—	$550,366
Purchases at Cost	$288,546	$5,365,843	$5,654,389
Proceeds from Sales	$(838,912)	$(4,649,740)	$(5,488,652)
Change in Unrealized Appreciation/Depreciation	$(10)	$—	$(10)
Net Realized Gain/(Loss)	$10	$—	$10
Value as of 1/31/2025	$—	$716,103	$716,103
Shares Held as of 1/31/2025	—	716,103	716,103
Dividend Income	$450	$29,378	$29,828

1	7-day net yield.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$8,406,746	$—	$8,406,746
U.S. Treasury	—	146,072	—	146,072
Investment Company	716,103	—	—	716,103
TOTAL SECURITIES	$716,103	$8,552,818	$—	$9,268,921
Other Financial Instruments:[1]
Liabilities	$(398)	$—	$—	$(398)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust